Convertible Debt (Details) - Schedule of Company’s Make-Whole Share Liability	12 Months Ended
Dec. 31, 2023 USD ($) shares
Schedule of Company’s Make-Whole Share Liability [Line Items]
Shares | shares	65,000
Value | $	$ 130,000
Alan Musso [Member] | Shares Officers & Directors [Member]
Schedule of Company’s Make-Whole Share Liability [Line Items]
Position	Former CFO
Shares | shares	6,250
Value | $	$ 12,500
Date Earned	Mar. 01, 2023
Christopher Acevedo [Member] | Shares Officers & Directors [Member]
Schedule of Company’s Make-Whole Share Liability [Line Items]
Position	Current CFO
Shares | shares	18,750
Value | $	$ 37,500
Joacim Borg [Member] | Shares Officers & Directors [Member]
Schedule of Company’s Make-Whole Share Liability [Line Items]
Position	Director
Shares | shares	40,000
Value | $	$ 80,000
Date Earned	Jul. 01, 2022